CONSOLIDATED BALANCE SHEETS (PARENTHETICALS) In Thousands, except Share data, unless otherwise specified	Dec. 31, 2013 USD ($)	Dec. 31, 2013 ILS	Dec. 31, 2012 USD ($)	Dec. 31, 2012 ILS	Dec. 31, 2013 Ordinary B shares [Member] ILS	Dec. 31, 2012 Ordinary B shares [Member] ILS
CONSOLIDATED BALANCE SHEETS [Abstract]
Allowance for doubtful accounts	$ 2,690		$ 2,379
Statement [Line Items]
Ordinary shares, par value per share		0.85		0.85	0.85	0.85
Ordinary shares, shares authorized	52,941,177	52,941,177	52,941,177	52,941,177	52,941,177
Ordinary shares, shares issued	25,766,321	25,766,321	25,765,732	25,765,732
Ordinary shares, shares outstanding	25,762,141	25,762,141	25,761,553	25,761,553	3,220,268
Treasury stock, shares	4,180	4,180	4,180	4,180